Post-employment Benefits - Summary of Allocation of Assets by Category, Segmented Into Quoted In an Active Market and Not Quoted In an Active Market (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Fair Value	R$ 23,225	R$ 22,732
Percentage of allocation	100.00%	100.00%
Fixed income securities [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 21,172	R$ 20,672
Percentage of allocation	91.16%	90.93%
Fixed income securities [member] | Quoted in an active market [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 20,804	R$ 20,366
Percentage of allocation	89.58%	89.59%
Fixed income securities [member] | Non quoted in an active market [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 368	R$ 306
Percentage of allocation	1.58%	1.34%
Variable income securities [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 1,387	R$ 1,392
Percentage of allocation	5.97%	6.12%
Variable income securities [member] | Quoted in an active market [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 1,378	R$ 1,384
Percentage of allocation	5.93%	6.09%
Variable income securities [member] | Non quoted in an active market [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 9	R$ 8
Percentage of allocation	0.04%	0.03%
Structured investments [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 82	R$ 65
Percentage of allocation	0.35%	0.29%
Structured investments [member] | Quoted in an active market [member]
Disclosure of defined benefit plans [line items]
Percentage of allocation	0.00%	0.00%
Structured investments [member] | Non quoted in an active market [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 82	R$ 65
Percentage of allocation	0.35%	0.29%
Real estate [Member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 506	R$ 529
Percentage of allocation	2.18%	2.33%
Loans to participants [Member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 78	R$ 74
Percentage of allocation	0.34%	0.33%